REVENUE FROM CONTRACTS WITH CUSTOMERS - Schedule of Deposit Contracts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Contract Assets
Net contract asset at beginning of period	$ 3,938	$ 10,102
Amortization of contract assets and contract liabilities from contracts at the beginning of the year	(3,938)	(10,102)
Cash (received)/paid, excluding amounts recognized in the income statement	3,183	3,938
Net contract asset at end of period	3,183	3,938
Contract Liabilities
Net contract liability at beginning of period	5,320	1,585
Amortization of contract assets and contract liabilities from contracts at the beginning of the year	5,320	1,585
Cash (received)/paid, excluding amounts recognized in the income statement	(353)	(5,320)
Net contract liability at end of period	353	5,320
Net Contract Balances
Net balance at the beginning of period	(1,382)	8,517
Amortization of contract assets and contract liabilities from contracts at the beginning of the year	1,382	(8,517)
Cash (received)/paid, excluding amounts recognized in the income statement	2,830	(1,382)
Net balance at the end of period	$ 2,830	$ (1,382)